State Street Institutional Funds

One Iron Street

Boston, MA 02210

February 4, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Institutional Funds (the “Trust”)
File Nos.: 333-29337 and 811-08257

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses for the Trust, dated January 31, 2025, do not differ from those contained in the Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 24, 2025 (Accession # 0001193125-25-012225).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary